N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001918767
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Constitution Capital Access Fund, LLC
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.16	$10.61	$10.09
Activity from investment operations:
Net investment income/(loss)	(0.06)	(0.11)	0.01
Net realized and unrealized gain/(loss) on investments	0.71	1.18	0.51
Total from investment operations	0.65	1.07	0.52

Distributions to shareholders
From net investment income	—	(0.10)	—
From net realized gains	—	(0.42)	—
Total distributions to shareholders	—	(0.52)	—

Net Asset Value per share, end of period/year	$11.81	$11.16	$10.61

Net Assets, end of period/year	$12	$12	$11

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(2.87)%	(2.79)%	(1.38)%

Gross expenses before waivers[4]	3.35%	3.90%	3.23%
Waivers of Investment management fees and Incentive fees	(1.81)%	(1.82)%	(1.71)%
Net expenses[5]	1.54%	2.08%	1.52%

Total Return[6]	5.82%[7]	10.22%[7]	5.19%[7]

Portfolio turnover rate	0%[9]	2%	0%[9]

Senior Securities
Total borrowings (000s)	$37,301	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[8]	$19,614	$18,296	$17,014

*     Commencement of offering of Class A shares.

[1] Per share data is computed using the average shares method.

[2] Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

[3] Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4       If Incentive Fees had been excluded, the expense ratios would have decreased by 0.62%, 0.98% and 0.51% for six months ended September 30, 2024, the year ended March 31, 2024 and the period from November 1, 2022 through March 31, 2023, respectively.

5       If interest expenses had been excluded, the expense ratios would have decreased by 0.54%, 0.72% and 0.62% for the six months ended September 30, 2024, the year ended March 31, 2024 and the period from November 1, 2022 through March 31, 2023, respectively.

[6] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

[7] Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

[8] Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[9] Not annualized.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.15	$10.61	$10.09
Activity from investment operations:
Net investment income/(loss)	(0.08)	(0.14)	0.01
Net realized and unrealized gain/(loss) on investments	0.72	1.19	0.51
Total from investment operations	0.64	1.05	0.52

Distributions to shareholders
From net investment income	—	(0.09)	—
From net realized gains	—	(0.42)	—
Total distributions to shareholders	—	(0.51)	—

Net Asset Value per share, end of period/year	$11.79	$11.15	$10.61

Net Assets, end of period/year	$602,088	$103,890	$11

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(3.16)%	(3.06)%	(1.38)%

Gross expenses before waivers[4]	3.63%	4.17%	3.23%
Waivers of Investment management fees and Incentive fees	(1.81)%	(1.82)%	(1.71)%
Net expenses[5]	1.82%	2.35%	1.52%

Total Return[6]	5.74%[7]	10.01%[7]	5.19%[7]

Portfolio turnover rate	0%[9]	2%	0%[9]

Senior Securities
Total borrowings (000s)	$37,301	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[8]	$19,614	$18,296	$17,014

*     Commencement of offering of Class D shares.

[1] Per share data is computed using the average shares method.

[2] Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

[3] Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4       If Incentive Fees had been excluded, the expense ratios would have decreased by 0.62%, 0.98% and 0.51% for six months ended September 30, 2024, the year ended March 31, 2024 and the period from November 1, 2022 through March 31, 2023, respectively.

5       If interest expenses had been excluded, the expense ratios would have decreased by 0.54%, 0.72% and 0.62% for the six months ended September 30, 2024, the year ended March 31, 2024 and the period from November 1, 2022 through March 31, 2023, respectively.

[6] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

[7] Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

[8] Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[9] Not annualized.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Period October 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.16	$10.61	$10.00
Activity from investment operations:
Net investment income/(loss)	(0.06)	(0.11)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.71	1.18	0.63
Total from investment operations	0.65	1.07	0.61

Distributions to shareholders
From net investment income	—	(0.10)	—
From net realized gains	—	(0.42)	—
Total distributions to shareholders	—	(0.52)	—

Net Asset Value per share, end of period/year	$11.81	$11.16	$10.61

Net Assets, end of period/year	$693,717,011	$645,072,698	$595,739,269

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(2.87)%	(2.79)%	(2.10)%

Gross expenses before waivers[4]	3.35%	3.90%	3.64%
Waivers of Investment management fees and Incentive fees	(1.81)%	(1.82)%	(1.88)%
Net expenses[5]	1.54%	2.08%	1.76%

Total Return[6]	5.82%[7]	10.24%[7]	6.10%[7]

Portfolio turnover rate	0%[9]	2%	0%[9]

Senior Securities
Total borrowings (000s)	$37,301	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[8]	$19,614	$18,296	$17,014

*     The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022, see Note 1 in the accompanying notes to Consolidated Financial Statements.

[1] Per share data is computed using the average shares method.

[2] Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

[3] Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4       If Incentive Fees had been excluded, the expense ratios would have decreased by 0.62%, 0.98% and 0.51% for six months ended September 30, 2024, the year ended March 31, 2024 and the period from November 1, 2022 through March 31, 2023, respectively.

5       If interest expenses had been excluded, the expense ratios would have decreased by 0.54%, 0.72% and 0.62% for the six months ended September 30, 2024, the year ended March 31, 2024 and the period from November 1, 2022 through March 31, 2023, respectively.

[6] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

[7] Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

[8] Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[9] Not annualized.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Constitution Capital Access Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified closed-end management investment company. The Fund was organized on March 3, 2022 and commenced operations on October 1, 2022 (the “Commencement of Operations”). Constitution Capital PM, LP serves as the investment adviser (the “Adviser”) of the Fund. The Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.

Simultaneous with the Commencement of Operations, the U/C Seed Partnership Fund, L.P. (the “Predecessor Fund”), reorganized and transferred substantially all its portfolio securities into the Fund with a transfer value policy election to use fair market value as opening cost for a non-taxable transaction.

The Fund’s investment objective is to generate long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a broad portfolio of investments in private assets (collectively, “Private Assets”) that the Adviser believes provide attractive risk-adjusted return potential. The Fund’s investments include (i) direct investments and co-investments in the equity or debt of operating companies (“Direct Equity Investments” or “Direct Credit Investments,” respectively, and together, “Direct Investments”); (ii) primary commitments to new private equity or other closed-end private funds and purchases of existing interests of private equity or other closed-end private funds that are acquired on the secondary market (“Primary Investments” and “Secondary Investments”, respectively, and together, “Investment Funds”), which are managed by third-party managers (“Investment Fund Managers”); (iii) direct or secondary purchases of liquid credit instruments; (iv) other liquid investments (i.e. strategies with a higher liquidity profile than direct investments or investments in funds, including listed private equity) and short-term investments (together, “Short-term Investments”).

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class A Shares, Class D Shares and Class I Shares. Each class of Shares have differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution and service fees that each class may be charged. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Risk Factors [Table Text Block]	Risk Factors

a. Investment Risk

An investment in the Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Direct Investments and Investment Funds, which are expected to be valued at fair value. Typically, Direct Investments and Investment Funds are illiquid securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Direct Investments and Investment Funds in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. Investments in private securities are illiquid and can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Certain factors that may be considered by the Adviser in determining fair value of the Direct Investments and Investment Funds include financial comparisons to a selection of comparable companies that are publicly traded, discounted cash flows, market conditions within the sectors that they do business, and other relevant factors. Such valuations are inherently uncertain and often reflect the most recent information received by the Adviser about the Direct Investments and Fund Investments, which may be on a lagged or estimated basis. As a consequence, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material. The Fund’s fair value determinations could therefore cause the Fund’s net asset value as of a valuation date to differ materially from what it would have been had such information been fully incorporated and may result in investors who purchased shares receiving more or less shares and investors who tender their shares receiving more or less cash proceeds than they otherwise would have received.

b. Liquidity Risk

Investments in Shares provide limited liquidity. It is currently intended that Shareholders will be able to redeem Shares only through quarterly offers by the Fund to purchase a limited number of Shares. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

c. Economic Risk

The Fund, either directly or indirectly, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s Private Assets.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

d. Financial Institution Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an underlying fund or portfolio company’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an underlying fund or portfolio company may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s or an underlying fund’s or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

a. Investment Risk

An investment in the Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Direct Investments and Investment Funds, which are expected to be valued at fair value. Typically, Direct Investments and Investment Funds are illiquid securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Direct Investments and Investment Funds in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. Investments in private securities are illiquid and can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Certain factors that may be considered by the Adviser in determining fair value of the Direct Investments and Investment Funds include financial comparisons to a selection of comparable companies that are publicly traded, discounted cash flows, market conditions within the sectors that they do business, and other relevant factors. Such valuations are inherently uncertain and often reflect the most recent information received by the Adviser about the Direct Investments and Fund Investments, which may be on a lagged or estimated basis. As a consequence, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material. The Fund’s fair value determinations could therefore cause the Fund’s net asset value as of a valuation date to differ materially from what it would have been had such information been fully incorporated and may result in investors who purchased shares receiving more or less shares and investors who tender their shares receiving more or less cash proceeds than they otherwise would have received.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

b. Liquidity Risk

Investments in Shares provide limited liquidity. It is currently intended that Shareholders will be able to redeem Shares only through quarterly offers by the Fund to purchase a limited number of Shares. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

Economic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

c. Economic Risk

The Fund, either directly or indirectly, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s Private Assets.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

Financial Institution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

d. Financial Institution Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an underlying fund or portfolio company’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an underlying fund or portfolio company may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s or an underlying fund’s or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Class A Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 37,301	$ 37,301	$ 37,200	[1]
Senior Securities Coverage per Unit	[2]	$ 19,614	$ 18,296	$ 17,014	[1]
General Description of Registrant [Abstract]
NAV Per Share	[3]	$ 11.81
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 37,301	$ 37,301	$ 37,200	[4]
Senior Securities Coverage per Unit	[2]	$ 19,614	$ 18,296	$ 17,014	[4]
General Description of Registrant [Abstract]
NAV Per Share		$ 11.79
Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 37,301	$ 37,301	$ 37,200	[5]
Senior Securities Coverage per Unit	[2]	$ 19,614	$ 18,296	$ 17,014	[5]
General Description of Registrant [Abstract]
NAV Per Share		$ 11.81

[1]	Commencement of offering of Class A shares.
[2]	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[3]	Class A shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. See Note 6 to the Consolidated Financial Statements for more details.
[4]	Commencement of offering of Class D shares.
[5]	The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022, see Note 1 in the accompanying notes to Consolidated Financial Statements.